CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash on hand	$ 57	$ 47
Balances with Banks	805,428	642,064
Short-term deposits	426,269	359,150
Mutual funds	52,299	70,299
Total	$ 1,284,053	$ 1,071,560	$ 570,008	$ 667,207